File No. 333-93877

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 1

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

                             FT 397
            HIGH-YIELD CLOSED-END PORTFOLIO, SERIES 2
            MUNICIPAL CLOSED-END PORTFOLIO, SERIES 2
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.      CHAPMAN AND CUTLER
          Attn:  James A. Bowen     Attn:  Eric F. Fess
          1001 Warrenville Road     111 West Monroe Street
          Lisle, Illinois  60532    Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  May 1, 2001
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)


FT 397
HIGH-YIELD CORPORATE CLOSED-END PORTFOLIO, SERIES 2

3,458,302 UNITS
-------------------------------------------------------------------------------


PROSPECTUS

Part One
Dated April 30, 2001

NOTE: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.


The Trust

High-Yield Corporate Closed-End Portfolio, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by closed-end investment companies whose portfolios are concentrated in high-yield corporate bonds. At March 16, 2001, each Unit represented a 1/3,458,302 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 4.0% of the Public Offering Price (4.168% of the net amount invested) excluding income and principal cash. At March 16, 2001, the Public Offering Price per Unit was $9.746 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

        Please retain all parts of this Prospectus for future reference.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

FT 397
HIGH-YIELD CORPORATE CLOSED-END PORTFOLIO, SERIES 2

SUMMARY OF ESSENTIAL INFORMATION
AS OF MARCH 16, 2001
--------------------------------------------------------------------------------


Sponsor:        Nike Securities L.P.
Evaluator:      First Trust Advisors L.P.
Trustee:        The Chase Manhattan Bank


GENERAL INFORMATION

NUMBER OF UNITS                                                       3,458,302
Fractional Undivided Interest in the Trust per Unit                 1/3,458,302
Public\ Offering Price:
  Aggregate Value of Securities in the Portfolio                   $ 32,112,777
  Aggregate Value of Securities per Unit                           $      9.286
  Income and Principal cash in the Portfolio                       $    243,420
  Income and Principal cash per Unit                               $       .070
  Sales Charge 4.168% (4.0% of Public Offering Price,
    excluding income and principal cash)                           $       .387
  Public Offering Price per Unit                                   $      9.746

REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER UNIT
  ($.387 less than the Public Offering Price per Unit)             $      9.359

DATE TRUST ESTABLISHED                                         January 14, 2000

MANDATORY TERMINATION DATE                                     January 14, 2005

Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per
  Unit outstanding annually.
Bookkeeping  and  administrative  expenses  payable to the  Sponsor:  Maximum of
  $.0015 per Unit outstanding annually.
Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the
  Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date:  Fifteenth day of each month.
Income Distribution Date:  The last day of each month.
A Unit holder who owns at least 1,000 Units may request an "In-Kind
  Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

INDEPENDENT AUDITORS' REPORT


The Unit Holders of FT 397
High-Yield Corporate Closed-End Portfolio, Series 2:

We have audited the accompanying statement of assets and liabilities of FT 397, High-Yield Corporate Closed-End Portfolio, Series 2 (the "Trust"), including the schedule of investments, as of December 31, 2000, and the related statements of operations and of changes in net assets for the period from January 14, 2000 (Initial Date of Deposit) to December 31, 2000. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 397, High-Yield Corporate Closed-End Portfolio, Series 2 at December 31, 2000, and the results of its operations and changes in its net assets for the period from January 14, 2000 (Initial Date of Deposit) to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.







Deloitte & Touche LLP
Chicago, Illinois
April 16, 2001

FT 397
HIGH-YIELD CORPORATE CLOSED-END PORTFOLIO, SERIES 2

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
-------------------------------------------------------------------------------


ASSETS

SECURITIES, AT MARKET VALUE (Cost, $33,726,121) (Note 1)        $29,945,441

CASH
                                                                    324,629

DIVIDENDS RECEIVABLE
                                                                    236,875

RECEIVABLE FROM INVESTMENT TRANSACTIONS
                                                                     40,871
                                                                -----------

TOTAL ASSETS                                                    $30,547,816
                                                                ===========


LIABILITIES AND NET ASSETS

LIABILITIES:
  Accrued liabilities                                             $   4,951
  Unit redemptions payable                                           57,072
                                                                 ----------


                                                                     62,023

NET ASSETS, APPLICABLE TO 3,561,324 OUTSTANDING
  UNITS OF FRACTIONAL UNDIVIDED INTEREST:
  Cost of Trust assets (Note 1)                                  33,726,121
  Net unrealized depreciation (Note 2)                           (3,780,680)
  Distributable funds
                                                                  1,866,202
  Less deferred sales charge paid (Note 3)                       (1,314,221)
  Less organization and offering costs (Note 1)                     (11,629)
                                                                -----------

                                                                 30,485,793
                                                                -----------

TOTAL LIABILITIES AND NET ASSETS                                $30,547,816
                                                                ===========


NET ASSET VALUE PER UNIT                                          $   8.560
                                                                  =========


See notes to financial statements.

FT 397
HIGH-YIELD CORPORATE CLOSED-END PORTFOLIO, SERIES 2

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------


 Number of                                                                           Market
 Shares           Name of Issuer of Equity Securities                                Value

 297,572          ACM Government Securities Fund                                 $ 2,231,790
 224,761          Alliance World Dollar Government Fund II                         1,952,724
  37,352          CIM High Yield Securities                                          182,091
  45,039          CNA Income Shares                                                  306,851
 211,826          Cigna High Income Share                                            887,127
  84,230          Colonial Intermediate High Income Fund                             394,870
 119,576          Corporate High Yield Fund                                        1,121,025
  34,294          Corporate High Yield Fund II                                       315,093
 119,325          Credit Suisse Income Fund                                        1,062,836
 468,432  (a),(b) Debt Strategies Fund II, Inc.                                    3,015,765
  97,803          Dreyfus High Yield Strategies Fund                                 629,656
  75,607          Emerging Markets Income Fund II                                    893,145
  63,579          Global Partners Income Fund                                        655,690
 215,333          High Income Opportunity Fund                                     1,843,896
  60,698          High Yield Income Fund, Inc.                                       330,076
  50,815          The High Yield Plus Fund, Inc.                                     298,792
 118,789          Kemper High Income Trust                                           861,220
 199,638          Managed High Income Portfolio, Inc.                              1,659,591
  25,593          The Managed High Yield Fund                                        174,365
 116,198          Morgan Stanley Dean Witter High Income Advantage Trust             275,970
 162,993          Morgan Stanley Dean Witter High Income Advantage Trust II          387,108
  56,968          Morgan Stanley Dean Witter High Income Advantage Trust III         160,251
  28,165          Morgan Stanley Dean Witter High Yield Fund                         265,821
 650,477          The New America High Income Fund                                 1,707,502
  60,022          Pacholder High Yield Fund                                          634,013
 119,476          Prospect Street High Income Portfolio Fund                         537,642
  31,004          Putnam Managed High Yield Fund                                     313,916
  19,902          Salomon Brothers High Income Fund                                  240,078
 183,846          Salomon Brothers High Income Fund II                             2,045,287
 255,225          Senior High Income Portfolio                                     1,467,544
 188,365          Templeton Emerging Markets Income Fund                           1,824,880
 115,172          Van Kampen High Income Trust                                       475,085
  54,975          Van Kampen High Income Trust II                                    312,808
 118,369          Zenix Income Fund                                                  480,933
                                                                                -------------
                  Total investments                                             $ 29,945,441
                                                                                ============


See notes to financial statements.

FT 397
HIGH-YIELD CORPORATE CLOSED-END PORTFOLIO, SERIES 2

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2000
--------------------------------------------------------------------------------

(a) In November 2000, Debt Strategies Fund ("Debt") was acquired by Debt Strategies Fund II, Inc. ("Debt II"). Each shareholder of Debt received .8477 shares of Debt II for each share of Debt held.

(b)   In November 2000, Debt Strategies Fund III, Inc. ("Debt Strategies
      III") was acquired by Debt Strategies Fund II, Inc. ("Debt II"). Each shareholder of Debt Strategies III received 1.0943 shares of Debt II for each share of Debt Strategies III held.

FT 397
HIGH-YIELD CORPORATE CLOSED-END PORTFOLIO, SERIES 2

STATEMENT OF OPERATIONS
PERIOD FROM JANUARY 14, 2000 (INITIAL DATE OF DEPOSIT) TO
DECEMBER 31, 2000
-------------------------------------------------------------------------------


DIVIDENDS                                                $ 3,215,425

EXPENSES
  Trustee's fees and related expenses
                                                             (29,907)
  Evaluator's fees
                                                              (6,629)
  Supervisory fees
                                                              (8,222)
  Administrative fees
                                                              (3,506)
                                                         ------------
           Total expenses
                                                             (48,264)
                                                        -------------

           Investment income - net                         3,167,161

Net gain (loss) on investments:
  Net realized gain (loss)                                  (367,662)
  Change in net unrealized
    appreciation or depreciation                          (3,780,680)
                                                       -------------

           Net gain (loss) on investments                 (4,148,342)
                                                       -------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                               $ (981,181)
                                                       =============


See notes to financial statements.

FT 397
HIGH-YIELD CORPORATE CLOSED-END PORTFOLIO, SERIES 2

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM JANUARY 14, 2000 (INITIAL DATE OF DEPOSIT) TO
DECEMBER 31, 2000
--------------------------------------------------------------------------------


NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
  Investment income - net                                          $ 3,167,161
  Net realized gain (loss) on investments                             (367,662)
  Change in net unrealized appreciation
    or depreciation on investments                                  (3,780,680)
                                                                 -------------

                                                                     (981,181)

UNITS ISSUED (3,854,718 units, net of
  deferred sales charges of $1,308,956 and
  net of organization and offering costs of $11,373)                36,675,635

UNIT REDEMPTIONS (308,438 units)                                    (2,667,563)

DISTRIBUTIONS TO UNIT HOLDERS:
  Investment income - net                                           (2,684,518)
  Principal from investment transactions                                  -
                                                                  ------------

                                                                    (2,684,518)
                                                                  ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                             30,342,373

NET ASSETS:
  Initial deposit (representing 15,044
    units outstanding)                                                 143,420
                                                                  ------------

  End of period (including distributable
    funds applicable to Trust units of
    $1,866,202 at December 31, 2000)                               $30,485,793
                                                                   ===========


TRUST UNITS OUTSTANDING AT THE END OF YEAR                           3,561,324
                                                                     =========


See notes to financial statements.

FT 397
HIGH-YIELD CORPORATE CLOSED-END PORTFOLIO, SERIES 2

NOTES TO FINANCIAL STATEMENTS
PERIOD FROM JANUARY 14, 2000 (INITIAL DATE OF DEPOSIT) TO
DECEMBER 31, 2000
-------------------------------------------------------------------------------


1.    SIGNIFICANT ACCOUNTING POLICIES

      High-Yield Corporate Closed-End Portfolio, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by closed-end investment companies whose portfolios are concentrated in high-yield corporate bonds.

      Security Valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

      Dividends - Dividends on each equity security are recognized on such equity security's ex-dividend date.

      Security Cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

      Federal Income Taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

      Expenses of the Trust - The Trust pays a fee for Trustee services to The Chase Manhattan Bank of $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding. The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

      Organization and Offering Costs - A portion of the Public Offering Price paid by unit holders consisted of Equity Securities in an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $11,629, were paid at the end of the Trust's initial offering period.

2.    NET UNREALIZED DEPRECIATION

      An analysis of net unrealized depreciation at December 31, 2000 follows:

         Unrealized depreciation                  $(3,957,866)
         Unrealized appreciation                      177,186
                                                 ------------

           Total                                  $(3,780,680)
                                                 ============

3.    OTHER INFORMATION

      Cost to Investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.350 per unit which was paid to us over a five-month period ending on December 20, 2000, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.50% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

      Distributions to Unit Holders - Income distributions to unit holders are made on the last day of each month to unit holders of record on the fifteenth day of each month. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

      Selected Data for a Unit of the Trust Outstanding Throughout Each Period - Dividends, Expenses and Investment income - net per unit have been calculated based on the weighted average number of units outstanding during the period. Distributions to unit holders of Investment income - net per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from issuance of additional units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                       Period from
                                                    January 14, 2000
                                              (Initial Date of Deposit) to
                                                   December 31, 2000


Dividends                                                 $ 1.422
Expenses                                                    (.021)
                                                        ---------

Investment income - net                                     1.401

Distributions to unit holders:
  Investment income - net                                  (1.065)
  Principal from investment transactions                       -

Net gain (loss) on investments                             (1.309)
                                                        ---------

Total increase (decrease) in net assets                     (.973)

Net assets:
  Beginning of period                                       9.533
                                                         --------

  End of the period                                       $ 8.560
                                                          =======

                                     ******

FT 397
HIGH-YIELD CORPORATE CLOSED-END PORTFOLIO, SERIES 2

PART ONE
MUST BE ACCOMPANIED BY PART TWO AND PART THREE
-------------------------------------------------------------------------------


                                   PROSPECTUS



SPONSOR:                          Nike Securities L.P.
                                  1001 Warrenville Road
                                  Lisle, Illinois  60532
                                  (800) 621-1675

TRUSTEE:                          The Chase Manhattan Bank
                                  4 New York Plaza, 6th Floor
                                  New York, New York  10004-2413

LEGAL COUNSEL                     Chapman and Cutler
TO SPONSOR:                       111 West Monroe Street
                                  Chicago, Illinois  60603

LEGAL COUNSEL                     Carter, Ledyard & Milburn
TO TRUSTEE:                       2 Wall Street
                                  New York, New York  10005

INDEPENDENT                       Deloitte & Touche LLP
AUDITORS:                         180 North Stetson Avenue
                                  Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

FT 397
MUNICIPAL CLOSED-END PORTFOLIO, SERIES 2

3,128,185 UNITS
--------------------------------------------------------------------------------


PROSPECTUS

Part One
Dated April 30, 2001

NOTE: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.


The Trust

The Municipal Closed-End Portfolio Series 2 (the "Trust") is a unit investment trust consisting of a diversified portfolio containing common stocks issued by closed-end investment companies whose portfolios are concentrated in tax-exempt municipal bonds. At March 16, 2001, each Unit represented a 1/3,128,185 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by Nike Securities L.P. (the "Sponsor") in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 4.0% of the Public Offering Price (4.167% of the net amount invested) excluding income and principal cash. At March 16, 2001, the Public Offering Price per Unit was $10.961 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

        Please retain all parts of this Prospectus for future reference.


--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

FT 397
MUNICIPAL CLOSED-END PORTFOLIO, SERIES 2

SUMMARY OF ESSENTIAL INFORMATION
AS OF MARCH 16, 2001
-------------------------------------------------------------------------------


Sponsor:        Nike Securities L.P.
Evaluator:      First Trust Advisors L.P.
Trustee:        The Chase Manhattan Bank


GENERAL INFORMATION

NUMBER OF UNITS                                                       3,128,185

FRACTIONAL UNDIVIDED INTEREST IN THE TRUST PER UNIT                 1/3,128,185

PUBLIC OFFERING PRICE:
  Aggregate Value of Securities in the Portfolio                    $32,756,877
  Aggregate Value of Securities per Unit                             $   10.472
  Income and Principal cash per Unit                                 $  160,627
  Income and Principal cash in the Portfolio                          $    .051
  Sales Charge 4.167% (4.0% of Public  Offering Price,
    excluding income and principal cash)                              $    .438
  Public Offering Price per Unit                                     $   10.961

REDEMPTION PRICE AND OUR REPURCHASE PRICE PER UNIT
  ($.438 less than the Public Offering Price per Unit)               $   10.523

DATE TRUST ESTABLISHED                                         January 14, 2000

MANDATORY TERMINATION DATE                                     January 14, 2005

Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate  of the  Sponsor:  Maximum of $.0035 per
  Unit outstanding annually.
Bookkeeping  and  administrative  expenses  payable to the  Sponsor:  Maximum of
  $.0015 per Unit outstanding annually.
Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the
  Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind
  Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

INDEPENDENT AUDITORS' REPORT


The Unit Holders of FT 397,
Municipal Closed-End Portfolio, Series 2:

We have audited the accompanying statement of assets and liabilities of FT 397, Municipal Closed-End Portfolio, Series 2 (the "Trust"), including the schedule of investments, as of December 31, 2000, and the related statements of operations and of changes in net assets for the period from January 14, 2000 (Initial Date of Deposit) to December 31, 2000. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 397, Municipal Closed-End Portfolio, Series 2 at December 31, 2000, and the results of its operations and changes in its net assets for the period from January 14, 2000 (Initial Date of Deposit) to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.







Deloitte & Touche LLP
Chicago, Illinois
April 16, 2001

FT 397
MUNICIPAL CLOSED-END PORTFOLIO, SERIES 2

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
-------------------------------------------------------------------------------

ASSETS

SECURITIES, AT MARKET VALUE (Cost, $32,630,727) (Note 1)       $32,968,018

DIVIDENDS RECEIVABLE                                                37,060

CASH                                                               293,934

RECEIVABLE FROM INVESTMENT TRANSACTIONS                             62,060
                                                               -----------
TOTAL ASSETS                                                   $33,361,072
                                                               ===========


LIABILITIES AND NET ASSETS

LIABILITIES:
  Accrued liabilities                                            $   4,602
  Unit redemptions payable                                          86,478
                                                               -----------

                                                                    91,080
                                                               -----------

NET ASSETS, APPLICABLE TO 3,340,005 OUTSTANDING
  UNITS OF FRACTIONAL UNDIVIDED INTEREST:
  Cost of Trust assets (Note 1)                                 32,630,727
  Net unrealized appreciation (Note 2)                             337,291
  Distributable funds                                            1,476,761
  Less deferred sales charge paid (Note 3)                      (1,163,866)
  Less organization and offering costs (Note 1)                    (10,921)
                                                             -------------

                                                                33,269,992
                                                             -------------

TOTAL LIABILITIES AND NET ASSETS                               $33,361,072
                                                               ===========


NET ASSET VALUE PER UNIT                                       $     9.961
                                                               ===========


See notes to financial statements.

FT 397
MUNICIPAL CLOSED-END PORTFOLIO, SERIES 2

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000
-------------------------------------------------------------------------------


Number of                                                                              Market
Shares     Name of Issuer of Equity Securities                                         Value

  65,009   ACM Municipal Securities Income Fund                                     $  845,117
  70,107   Apex Municipal Fund, Inc.                                                   560,856
  97,032   Colonial High Income Municipal Trust                                        600,434
 138,124   Colonial Municipal Income Trust                                             733,853
  97,915   Dreyfus Municipal Income Fund, Inc.                                         783,320
 179,032   Dreyfus Strategic Municipal Bond Fund                                     1,521,772
 151,195   Kemper Municipal Income Trust                                             1,578,173
  40,462   Kemper Strategic Municipal Income Trust                                     453,174
 143,326   MFS Municipal Income Trust                                                1,048,143
  25,392   Morgan Stanley Dean Witter Insured Municipal Bond                           344,392
  78,022   Morgan Stanley Dean Witter Municipal Income Opportunities Trust             629,091
 123,512   Morgan Stanley Dean Witter Quality Municipal Income Trust                 1,736,949
 100,221   Morgan Stanley Dean Witter Quality Municipal Investment Trust             1,403,094
  81,411   Municipal High Income Fund                                                  681,817
  28,223   Municipal Partners Fund, Inc.                                               340,454
  86,552   MuniHoldings Fund, Inc.                                                   1,027,805
 136,755   MuniYield Fund, Inc.                                                      1,794,909
  81,511   Nuveen Florida Investment Quality Municipal Fund                          1,141,154
 125,918   Nuveen Municipal Advantage Fund                                           1,668,414
 124,794   Nuveen Municipal Market Opportunity Fund                                  1,684,719
 122,264   Nuveen Quality Income Municipal Fund                                      1,681,130
 123,505   Nuveen Select Quality Municipal Fund                                      1,667,318
  96,266   Putnam High Yield Municipal Trust                                           740,093
  80,094   Putnam Investment Grade Municipal Trust                                     815,998
 165,410   Putnam Managed Municipal Income Trust                                     1,323,280
  96,038   Putnam Municipal Opportunities Trust                                      1,248,494
  54,553   Putnam Tax-Free Health Care Fund                                            692,168
 151,175   Van Kampen Municipal Income Fund                                          1,266,091
 121,730   Van Kampen Municipal Trust                                                1,590,159
  96,444   Van Kampen Trust For Investment Grade Municipals                          1,365,647
                                                                                     ---------

           Total investments                                                      $ 32,968,018
                                                                                  ============


See notes to financial statements.

FT 397
MUNICIPAL CLOSED-END PORTFOLIO, SERIES 2

STATEMENT OF OPERATIONS
PERIOD FROM JANUARY 14, 2000 (Initial Date of Deposit) THROUGH
DECEMBER 31, 2000
-------------------------------------------------------------------------------


DIVIDENDS                                                         $1,653,484

EXPENSES:
  Trustee's fees and related expenses
                                                                     (21,607)
  Evaluator's fees                                                    (6,070)
  Supervisory fees                                                    (7,537)
  Administrative fees                                                 (3,588)
                                                                  ----------

           Total expenses                                            (38,802)
                                                                  ----------

           Investment income - net                                 1,614,682

NET GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss)                                           (27,816)
  Change in net unrealized appreciation or depreciation              337,291
                                                                 -----------

           Net gain on investments                                   309,475
                                                                 -----------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                      $1,924,157
                                                                 ==========


See notes to financial statements.

FT 397
MUNICIPAL CLOSED-END PORTFOLIO, SERIES 2

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM JANUARY 14, 2000 (Initial Date of Deposit) THROUGH
DECEMBER 31, 2000
-------------------------------------------------------------------------------


NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS:
  Investment income - net                                         $ 1,614,682
  Net realized gain (loss) on investments                             (27,816)
  Change in net unrealized appreciation or
    depreciation on investments                                       337,291
                                                                  -----------

                                                                    1,924,157

UNITS ISSUED (3,438,210 units, net of deferred sales
  charges of $1,157,084 and net of organization and
  offering costs of $10,665)                                       33,619,808

UNITS REDEEMED (113,276 units)                                     (1,063,323)

DISTRIBUTIONS TO UNIT HOLDERS:
  Investment income - net                                          (1,354,317)
                                                                  -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                            33,126,325

NET ASSETS:
  Initial deposit (representing 15,071 units)                         143,667
                                                                   ----------

  End of period (including distributable funds applicable
    to Trust units of $1,476,761 at April 30, 2000)               $33,269,992
                                                                  ===========

TRUST UNITS OUTSTANDING AT THE
  END OF YEAR                                                       3,340,005
                                                                  ===========


See notes to financial statements.

FT 397
MUNICIPAL CLOSED-END PORTFOLIO, SERIES 2

NOTES TO FINANCIAL STATEMENTS
PERIOD FROM JANUARY 14, 2000 (Initial Date of Deposit) THROUGH
DECEMBER 31, 2000
-------------------------------------------------------------------------------


1.    SIGNIFICANT ACCOUNTING POLICIES

      The Municipal Closed-End Portfolio Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by closed-end investment companies whose portfolios are concentrated in tax-exempt municipal bonds.

      Security Valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

      Dividends - Dividends on each equity security are recognized on such equity security's ex-dividend date.

      Security Cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

      Federal Income Taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

      Expenses of the Trust - The Trust pays a fee for Trustee services to The Chase Manhattan Bank, of $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the period. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding. The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

      Organization and Offering Costs - A portion of the Public Offering Price paid by unit holders consisted of Equity Securities in an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs totaling $10,921 were paid at the end of the Trust's initial offering period.

2.    NET UNREALIZED APPRECIATION

      An analysis of net unrealized appreciation at December 31, 2000 follows:

          Unrealized appreciation        $1,021,722
          Unrealized depreciation          (684,431)
                                         ----------

          Total                           $ 337,291
                                          =========

3.    OTHER INFORMATION

      Cost to Investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.350 per unit which will be paid to us over a five-month period ending December 20, 2000, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.50% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

      Distributions to Unit Holders - Income distributions to unit holders are made on the last day of each month to unit holders of record on the fifteenth day of each month. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

      Selected Data for a Unit of the Trust Outstanding Throughout the Period - Dividends, Expenses and Investment income - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders of Investment income - net per unit reflects the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from issuance of additional units during the period at net asset values which differed from the net asset value per unit of the original units.

                                                             Period from
                                                          January 14, 2000
                                                      (Initial Date of Deposit)
                                                               Through
                                                          December 31, 2000

Dividends                                                  $       .790
Expenses                                                          (.019)

Investment income - net                                            .771

Distributions to unit holders:
  Investment income - net                                         (.584)

Net gain (loss) on investments                                     .242
                                                             ----------

Total increase (decrease) in net assets                            .429

Net assets:
  Beginning of period                                             9.532
                                                             ----------

  End of the period                                          $    9.961
                                                             ==========

                                     ******

FT 397
MUNICIPAL CLOSED-END PORTFOLIO SERIES

PART ONE
MUST BE ACCOMPANIED BY PART TWO AND PART THREE
--------------------------------------------------------------------------------


                                   PROSPECTUS



SPONSOR:                           Nike Securities L.P.
                                   1001 Warrenville Road
                                   Lisle, Illinois  60532
                                   (800) 621-1675

TRUSTEE:                           The Chase Manhattan Bank
                                   4 New York Plaza, 6th Floor
                                   New York, New York  10004-2413

LEGAL COUNSEL                      Chapman and Cutler
TO SPONSOR:                        111 West Monroe Street
                                   Chicago, Illinois  60603

LEGAL COUNSEL                      Carter, Ledyard & Milburn
TO TRUSTEE:                        2 Wall Street
                                   New York, New York  10005

INDEPENDENT                        Deloitte & Touche LLP
AUDITORS:                          180 North Stetson Avenue
                                   Chicago, IL  60601

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.



THE FIRST TRUST OF INSURED MUNICIPAL BONDS, SERIES 25
3,883 UNITS



PROSPECTUS
Part One
Dated April 26, 2000

NOTE:     Part One of this Prospectus may not be distributed unless
accompanied by Part Two and Part Three.

In the opinion of Counsel, interest income to the Trust and to Unit holders, with certain exceptions, is exempt under existing law from all Federal income taxes, but may be subject to state and local taxes. Capital gains, if any, are subject to tax.


The Trust
The First Trust of Insured Municipal Bonds, Series 25 (the "Trust") is an insured and fixed portfolio of interest-bearing obligations issued by or on behalf of municipalities and other governmental authorities, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes under existing law. At March 16, 2000, each Unit represented a 1/3,883 undivided interest in the principal and net income of the Trust (see "The Fund" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.


Public Offering Price
The Public Offering Price of the Units is equal to the aggregate value of the Bonds in the Portfolio of the Trust divided by the number of Units outstanding, plus a sales charge of 4.8% of the Public Offering Price (5.042% of the amount invested). At March 16, 2000, the Public Offering Price per Unit was $416.57 plus net interest accrued to date of settlement (three business days after such date) of $1.85, $1.85 and $7.99 for the monthly, quarterly and semiannual distribution plans, respectively (see "Market for Units" in Part Two).

 Please retain all parts of this Prospectus for future reference.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                       NIKE SECURITIES L.P.
                                     Sponsor

Estimated Current Return and Estimated Long-Term Return Estimated Current Return to Unit holders under the semi-annual distribution plan was 5.74% per annum on March 16, 2000, and 5.65% and 5.69% under the monthly and quarterly distribution plans, respectively. Estimated Long-Term Return to Unit holders under the semi-annual distribution plan was 4.97% per annum on March 16, 2000, and 4.87% and 4.91% under the monthly and quarterly distribution plans, respectively. Estimated Current Return is calculated by dividing the estimated net annual interest income per Unit by the Public Offering Price. The Estimated Long-Term Return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account a compounding factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Bonds. See "What are Estimated Current Return and Estimated Long-Term Return?" in Part Two.














INDEPENDENT AUDITORS' REPORT


The Unit Holders of The First Trust
of Insured Municipal Bonds, Series 25:

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust of Insured Municipal Bonds, Series 25 as of December 31, 2000, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 20001999, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust of Insured Municipal Bonds, Series 25 at December 31, 20001999, and the results of its operations and changes in its net assets for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States.







________April 7, 20010









THE FIRST TRUST OF INSURED MUNICIPAL BONDS, SERIES 25

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


1. SIGNIFICANT ACCOUNTING POLICIES

   Security Valuation - Bonds are stated at values as determined by Securities Evaluation Service, Inc. (the "Evaluator"), certain shareholders of which are officers of the Sponsor. The bond values are based on (1) current bid prices for the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) current bid prices for comparable bonds, (3) appraisal or (4) any combination of the above (see Note 3).

   Security Cost - The Trust's cost of its portfolio is based on the offering prices of the bonds on the Date of Deposit, May 3, 1977. The premium or discount (including original issue discount) existing at the Date of Deposit is not being amortized. Realized gain (loss) from bond transactions is reported on an identified cost basis. Sales and redemptions of bonds are recorded on the trade date.

   Federal Income Taxes - The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

   Expenses of the Trust - In addition to insurance coverage acquired by the Trust (see Note 3), the Trust pays a fee for Trustee services to The Chase Manhattan Bank which is based on $1.24, $.98 and $.69 per $1,000 principal amount of bonds for those portions of the Trust under the monthly, quarterly and semi-annual distribution plans, respectively. Additionally, a fee of $35 per week is payable to the Evaluator and the Trust pays all related expenses of the Trustee and recurring financial reporting costs.

2. UNREALIZED APPRECIATION AND DEPRECIATION

   An analysis of net unrealized appreciation at December 31, 2000 follows:



3. INSURANCE

   The issuer of one bond issue in the Trust acquired insurance coverage which provides for the payment, when due, of all principal and interest on those bonds (see Note (c) to portfolio); the Trust has acquired similar insurance coverage on all other bonds in its portfolio. While insurance coverage acquired by an issuer of bonds continues in force so long as the bonds are outstanding and the insurer remains in business, insurance coverage acquired by the Trust is effective only while the bonds are owned by the Trust and, in the event of disposition of such a bond by the Trustee, the insurance terminates as to such bond on the date of disposition. Annual insurance premiums payable by the Trust in future years, assuming no change in the portfolio, would be $1,955.

   The valuation of bonds does not include any amount attributable to the insurance acquired by the Trust as there has been no default in the payment of principal or interest on the bonds in the portfolio as of the date of these financial statements and, in the opinion of the Sponsor, the bonds are being quoted in the market at a value which does not reflect a significant risk of such default. If, in the future, the value of specific bonds were to include an amount attributable to the insurance acquired by the Trust, (a) it is the present intent of the Sponsor to instruct the Trustee not to dispose of such bonds and (b) under certain extreme circumstances, the Sponsor may apply to the Securities and Exchange Commission for an order permitting a full or partial suspension of the right of unit holders to redeem their units.

4. OTHER INFORMATION

   Cost to Investors - The cost to initial investors of units of the Trust was based on the aggregate offering price of the bonds on the date of an investor's purchase, plus a sales charge of 4.5% of the public offering price which is equivalent to approximately 4.712% of the net amount invested.

   Distributions of Net Interest Income - Distributions of net interest income to unit holders are made monthly, quarterly or semiannually. Such income distributions per unit, on an accrual basis, were as follows:





                              ******
THE FIRST TRUST OF INSURED MUNICIPAL BONDS, SERIES 25

PART ONE
MUST BE ACCOMPANIED BY PART TWO AND PART THREE



                                   PROSPECTUS


SPONSOR:                      Nike Securities L.P.
                              1001 Warrenville Road
                              Lisle, Illinois  60532
                              (800) 621-1675

TRUSTEE:                      The Chase Manhattan Bank
                              4 New York Plaza, 6th Floor
                              New York, New York  10004-2413

LEGAL COUNSEL                 Chapman and Cutler
TO SPONSOR:                   111 West Monroe Street
                              Chicago, Illinois  60603

LEGAL COUNSEL                 Carter, Ledyard & Milburn
TO TRUSTEE:                   2 Wall Street
                              New York, New York  10005

INDEPENDENT                   Ernst & Young LLP
AUDITORS:                     Sears Tower
                              233 South Wacker Drive
                              Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.


            FORM 2215S--RECORD OF REPORT ISSUANCE
General                    4120

Name of     NIKE SECURITIES LP
client

Name of reporting entity (if    The First Trust of Insured
other than client)              Municipal Bonds, Series 25

Service authorization     NIK-0228
no. (incl. div.)

SIC code (of
reporting entity)

Client (DUNS) no.
(optional)

                                 Yes              No

       Public entity?* Client:

             Reporting entity:

       SEC Engagement? Client:

             Reporting entity:

Description of report document (including date and periods covered by report)



Date of report

Date report issued

AAPMS paragraph from which the report was developed (If no AAPMS reference is available, indicate source used to develop report)



Working Paper Review (Names of individuals)
                                            Special
Primar             Overrid                  :
y:                 ing:                     (GEN
                                            630)

Report and Related Client Presentation (Name of individual
and initials to indicate completion)
                                    Concurri
Drafted                      ng
by:                          Review
                             by:
                                  Final Report
Reference                Document
s                        Checked
Checked                  by:(optional)
by:

             Manager___________
Primary      _                   Report
Review                           Signed
by:          Partner___________  by:
             --

Proofread by:
(If typed by our Report
Department)

Name(s) and title(s) of client's representative(s) with whom the report and related client presentations were reviewed, date of review, and by whom



To Be Completed by the Audit Client Service Partner
                                            Ye    No    N/
                                            s           A
Has greater than normal engagement risk been identified? If the answer to the above question was "yes," has the Professional Practice Director (or designee) concurred in our response to the greater than normal engagement risk as required by AAPMS AUD 03? Have you considered the requirements under "Client Continuance Considerations" in AAPMS GEN 201 and tentatively concluded that we should continue to serve this client? Where required, was a preissuance/prefiling review of the report performed by National Office (SEC Services) (see AAPMS GEN
630)? Where required, was a special review of the working papers performed (see AAPMS GEN 630)?

Concurring Review Information
Has the following information been submitted with the report draft to the Concurring Reviewer when the report concerns our audit of, or accounting services with respect to, a client's financial statements or other presentation (see AAPMS AUD 26)?

                              Yes    N/A       Comments
Prior-year financial statements and related auditors' or accountants' report Audit planning memorandum(s) or equivalent documentation concerning identified audit risks, our planned audit responses thereto, and our preliminary determination of materiality Form 1210S, Assessment of Fraud, Control Environment, and Engagement Risk Summary evaluation of misstatements Explanations of "no" answers to Audit Supervision and Review Questionnaires (Forms 1910S and 2315S) Explanations of "no" answers to Form 2224S, Questionnaire Concerning Compliance With Accounting Pronouncements Explanations of "no" answers to any applicable SEC questionnaire or checklist (Forms 2411) Memorandum(s) (1) concerning significant issues affecting financial statements (including documentation of any consultations on accounting, auditing, or reporting matters), (2) describing other significant accounting, auditing, and reporting matters, and (3) concerning any noncompliance of the financial statements with professional pronouncements or, where applicable, regulatory requirements Audit summary memorandum Appropriately signed, dated, and tailored management representation letter(s)

To Be Completed by the Concurring Reviewer        Ye    N/
                                                  s     A
If the financial statements relate to an SEC engagement, do you have previous experience as an audit Client Service Partner on an SEC engagement? If much greater than normal engagement risk has been identified or this is our first audit, did you review the audit planning memorandum or equivalent documentation concerning engagement risks and risks at the account and potential- error level, our audit responses thereto, and our preliminary determination of materiality, prior to the completion of significant interim fieldwork? (Indicate the date of the review____________________) Did you discuss significant accounting, auditing, and financial reporting matters with the audit Client Service Partner? Did you discuss the audit engagement team's identification and audit of high-risk transactions and account balances? Did you review documentation of the resolution of significant accounting, auditing, and financial reporting matters, including documentation of consultation with firm personnel or resources external to the firm's organization? If uncertainty exists about the client's ability to continue as a going concern, have you challenged the conclusions of the engagement team in compliance with AAPMS AUD 26? Did you confirm with the audit Client Service Partner that there are no significant unresolved matters?

In connection with performing the concurring review of the report described above, I have read the financial statements (or other financial information) and our report thereon and have performed an objective review of the matters that I considered to be the significant accounting, auditing, and reporting considerations. My review was performed in accordance with AAPMS AUD 26 and included appropriate discussions with the audit Client Service Partner and a review of the documents described above and of any additional working papers that I considered necessary in the circumstances. All significant matters arising as a result of this concurring review have been resolved to my satisfaction. Based on all of the relevant facts and circumstances of which I have knowledge, there are no matters that have come to my attention that would cause me to believe:

o _____ That the client's financial statements covered by the firm's audit report are not in conformity with generally accepted accounting principles (or other comprehensive basis of accounting) in all material respects (or if not in conformity with such basis, that our auditors' report has not been appropriately modified)

o _____ That the audit was not performed in accordance with generally accepted auditing standards.
Signature of
Concurring                              Dat
Reviewer                                e

To Be Completed by the Audit Client Service Partner I have reviewed this Record of Report Issuance and I am satisfied that all the necessary reviews have been completed and there are no pending evidential matters, subsequent events, or other matters to be considered before issuance of the report.
Signature of
audit Client                            Dat
Service                                 e
Partner

Distribution of Report Copies
                                         Method    No of
     To Whom             Address           of      Copies
                                        Delivery






Others (attach listing) To this office (including copy for Report Archive File) Total



o _____ A public entity is defined as follows: any entity (a) whose securities trade in a public market either on a stock exchange (domestic or foreign) or in the over-the-counter market, including securities quoted only locally or regionally, (b) that makes a filing with a regulatory agency in preparation for the sale of any class of its securities in a public market, or (c) a subsidiary, corporate joint venture, or other entity controlled by an entity covered by (a) or (b).





            High-Yield Corporate Closed-End Portfolio Series

                                FT Series

PROSPECTUS                           NOTE: THIS PART THREE PROSPECTUS
Part Three                                      MAY ONLY BE USED WITH
Dated August 31, 2000                           PART ONE AND PART TWO

The Trusts consist of diversified portfolios of common stocks (the "Securities") issued by closed-end investment companies. Each Trust invests in a portfolio of closed-end investment companies, the portfolios of which are concentrated in high-yield corporate bonds ("Corporate Bonds"). Each Trust seeks to provide investors with high current income, with capital appreciation being a secondary objective of the Trusts.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   First Trust (registered trademark)

                           1-800-621-9533

                        Portfolio

Objectives.

The objective of each Trust is to provide investors with high current income, with capital appreciation being a secondary objective of each Trust. Each Trust seeks to achieve its objective by investing in a diversified portfolio of common stocks of closed-end investment companies ("Closed-End Funds"), the portfolios of which are concentrated in high-yield corporate bonds. In selecting Securities for each Trust, we selected those Closed-End Funds which, at the Initial Date of Deposit, satisfied most, but not necessarily all, of the following factors:

1. Consistent dividend distributions;

2. Manager's average tenure of more than three years; and

3. Average Morningstar rating of 2 stars or better.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

High-Yield Corporate Bonds. Each of the Closed-End Funds held by the Trusts invests in high-yield corporate bonds. High-yield, high risk corporate bonds are subject to greater market fluctuations and risk of loss than corporate bonds with higher investment ratings. The value of these bonds will decline significantly with increases in interest rates, not only because increases in rates generally decrease values, but also because increased rates may indicate an economic slowdown. An economic slowdown, or a reduction in an issuer's creditworthiness, may result in the issuer being unable to maintain earnings at a level sufficient to maintain interest and principal payments.

High-yield or "junk" bonds, the generic names for corporate bonds rated below "Triple B" by Standard & Poor's or Moody's, are frequently issued by corporations in the growth stage of their development or by established companies who are highly leveraged or whose operations or industries are depressed. Obligations rated below "Triple B" should be considered speculative as these ratings indicate a quality of less than investment grade. Because high-yield bonds are generally subordinated obligations and are perceived by investors to be riskier than higher rated bonds, their prices tend to fluctuate more than higher rated bonds and are affected by short-term credit developments to a greater degree.

The market for high-yield bonds is smaller and less liquid than that for investment grade bonds. High-yield bonds are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high-yield bonds, the bid-offer spread on such bonds is generally greater than it is for investment grade bonds and the purchase or sale of such bonds may take longer to complete.

Foreign Securities. Certain or all of the underlying bonds held by certain of the Closed-End Funds in the Trusts are issued by foreign companies, which makes this Trust subject to more risks than if it only invested in Closed-End Funds which invest solely in domestic bonds.

Legislation/Litigation. Litigation regarding any of the issuers of the corporate or municipal bonds owned by such Closed-End Funds or of the industries represented by such issuers, such as litigation affecting the validity of certain municipal bonds or the tax-free nature of the interest thereon, may negatively impact the share prices of these Securities.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for a "wrap fee account" as described below), the maximum sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you may combine same-day purchases of a Trust's Units and units of other similarly structured equity unit trusts for which we act as Principal Underwriter and which are currently in the initial offering period. We will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

If you purchase Units through registered broker/dealers who charge periodic fees for financial planning, investment advisory or asset management services or provide these services as part of an investment account where a comprehensive "wrap fee" charge is imposed, your Units will only be assessed that portion of the sales charge retained by the Sponsor.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the maximum sales charge.

                  Expenses and Charges

Investors will indirectly pay a portion of the expenses of the underlying Closed-End Funds.

                       Tax Status

Assets of the Trusts.

Each Trust will hold shares of Closed-End Funds qualifying as regulated investment companies ("RICs"). The High Yield Corporate Closed-End Portfolio Series is invested in high-yield corporate bonds. For purposes of this federal tax discussion, it is assumed that the Securities constitute qualifying shares in regulated investment companies for federal income tax purposes.

See "Tax Status" in Part Two of this prospectus for more information.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                    FIRST TRUST(registered trademark)

            High-Yield Corporate Closed-End Portfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                   First Trust (registered trademark)

                               The FT Series

                          Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of the unit investment trust contained in High-Yield Corporate Closed-End Portfolio Series not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information you should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus.

This Information Supplement is dated August 31, 2000. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
High-Yield Corporate Bonds                                     2
   High-Yield Obligations                                      2


Risk Factors

Securities. The Securities in the Trusts represent shares of closed-end mutual funds which invest in either tax-exempt municipal bonds or high-yield corporate debt obligations. As such, an investment in Units of the Trusts should be made with an understanding of the risks of investing in both closed-end fund shares and municipal bonds or high-yield corporate debt obligations.

Closed-end mutual funds' portfolios are managed and their shares are generally listed on a securities exchange. The net asset value of closed-end fund shares will fluctuate with changes in the value of the underlying securities which the closed-end fund owns. In addition, for various reasons closed-end fund shares frequently trade at a discount from their net asset value in the secondary market. The amount of such discount from net asset value is subject to change from time to time in response to various factors. Closed-end funds' articles of incorporation may contain certain anti-takeover provisions that may have the effect of inhibiting a fund's possible conversion to open-end status and limiting the ability of other persons to acquire control of a fund. In certain circumstances, these provisions might also inhibit the ability of stockholders (including the Trusts) to sell their shares at a premium over prevailing market prices. This characteristic is a risk separate and distinct from the risk that a fund's net asset value will decrease. In particular, this characteristic would increase the loss or reduce the return on the sale of those closed-end fund shares which were purchased by a Trust at a premium. In the unlikely event that a closed-end fund converts to open-end status at a time when its shares are trading at a premium there would be an immediate loss in value to the Trust since shares of open-end funds trade at net asset value. Certain closed-end funds may have in place or may put in place in the future plans pursuant to which the fund may repurchase its own shares in the marketplace. Typically, these plans are put in place in an attempt by a fund's board of directors to reduce a discount on its share price. To the extent such a plan was implemented and shares owned by a Trust are repurchased by a fund, the Trust's position in that fund would be reduced and the cash would be distributed.

The Trusts are prohibited from subscribing to a rights offering for shares of any of the closed-end funds in which they invest. In the event of a rights offering for additional shares of a fund, Unit holders should expect that their Trust will, at the completion of the offer, own a smaller proportional interest in such fund that would otherwise be the case. It is not possible to determine the extent of this dilution in share ownership without knowing what proportion of the shares in a rights offering will be subscribed. This may be particularly serious when the subscription price per share for the offer is less than the fund's net asset value per share. Assuming that all rights are exercised and there is no change in the net asset value per share, the aggregate net asset value of each shareholder's shares of common stock should decrease as a result of the offer. If a fund's subscription price per share is below that fund's net asset value per share at the expiration of the offer, shareholders would experience an immediate dilution of the aggregate net asset value of their shares of common stock as a result of the offer, which could be substantial.

Closed-end funds may utilize leveraging in their portfolios. Leveraging can be expected to cause increased price volatility for those fund's shares, and as a result, increased volatility for the price of the Units of a Trust. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

The following is a discussion of certain of the risks associated with specific types of bonds.

Page 1


High-Yield Corporate Bonds.

High-Yield Obligations. An investment in Units of the High-Yield Corporate Closed-End Portfolio Series should be made with an understanding of the risks that an investment in "high-yield, high-risk," fixed-rate, domestic and foreign corporate debt obligations or "junk bonds" may entail, including increased credit risks and the risk that the value of the Units will decline, and may decline precipitously, with increases in interest rates. In recent years there have been wide fluctuations in interest rates and thus in the value of fixed-rate, debt obligations generally. Bonds such as those included in the funds in the Trust are, under most circumstances, subject to greater market fluctuations and risk of loss of income and principal than are investments in lower-yielding, higher-rated bonds, and their value may decline precipitously because of increases in interest rates, not only because the increases in rates generally decrease values, but also because increased rates may indicate a slowdown in the economy and a decrease in the value of assets generally that may adversely affect the credit of issuers of high-yield, high-risk bonds resulting in a higher incidence of defaults among high-yield, high-risk bonds. A slowdown in the economy, or a development adversely affecting an issuer's creditworthiness, may result in the issuer being unable to maintain earnings or sell assets at the rate and at the prices, respectively, that are required to produce sufficient cash flow to meet its interest and principal requirements. For an issuer that has outstanding both senior commercial bank debt and subordinated high-yield, high-risk bonds, an increase in interest rates will increase that issuer's interest expense insofar as the interest rate on the bank debt is fluctuating. However, many leveraged issuers enter into interest rate protection agreements to fix or cap the interest rate on a large portion of their bank debt. This reduces exposure to increasing rates, but reduces the benefit to the issuer of declining rates. The Sponsor cannot predict future economic policies or their consequences or, therefore, the course or extent of any similar market fluctuations in the future.

"High-yield" or "junk" bonds, the generic names for corporate bonds rated below BBB by Standard & Poor's, or below Baa by Moody's, are frequently issued by corporations in the growth stage of their development, by established companies whose operations or industries are depressed or by highly leveraged companies purchased in leveraged buyout transactions. The market for high-yield bonds is very specialized and investors in it have been predominantly financial institutions. High-yield bonds are generally not listed on a national securities exchange. Trading of high-yield bonds, therefore, takes place primarily in over-the-counter markets which consist of groups of dealer firms that are typically major securities firms. Because the high-yield bond market is a dealer market, rather than an auction market, no single obtainable price for a given bond prevails at any given time. Prices are determined by negotiation between traders. The existence of a liquid trading market for the bonds may depend on whether dealers will make a market in the bonds. There can be no assurance that a market will be made for any of the bonds, that any market for the bonds will be maintained or of the liquidity of the bonds in any markets made. Not all dealers maintain markets in all high-yield bonds. Therefore, since there are fewer traders in these bonds than there are in "investment grade" bonds, the bid-offer spread is usually greater for high-yield bonds than it is for investment grade bonds. The price at which the bonds may be sold to meet redemptions and the value of the Trust will be adversely affected if trading markets for the bonds are limited or absent. If the rate of redemptions is great, the value of the Trust may decline to a level that requires liquidation.

Lower-rated bonds tend to offer higher yields than higher-rated bonds with the same maturities because the creditworthiness of the issuers of lower-rated bonds may not be as strong as that of other issuers. Moreover, if a bond is recharacterized as equity by the Internal Revenue Service for federal income tax purposes, the issuer's interest deduction with respect to the bond will be disallowed and this disallowance may adversely affect the issuer's credit rating. Because investors generally perceive that there are greater risks associated with the lower-rated bonds in the High-Yield Corporate Closed-End Portfolio Series, the yields and prices of these bonds tend to fluctuate more than higher-rated bonds with changes in the perceived quality of the credit of their issuers. In addition, the market value of high-yield, high-risk, fixed-income bonds may fluctuate more than the market value of higher-rated bonds since high-yield, high-risk, fixed-income bonds tend to reflect short-term credit development to a greater extent than higher-rated bonds. Lower-rated bonds generally involve greater risks of loss of income and principal than higher-rated bonds. Issuers of lower-rated bonds may possess fewer creditworthiness characteristics than issuers of higher-rated bonds and, especially in the case of issuers whose obligations or credit standing have recently been downgraded, may be subject to claims by debtholders, owners of property leased to the issuer or others which, if sustained, would make it more difficult for the issuers to meet their payment obligations. High-yield, high-risk bonds are also affected by variables such as interest rates, inflation rates and real growth in the economy. Therefore, investors should consider carefully the relative risks associated with investment in bonds which carry lower ratings.

The value of the Units reflects the value of the portfolio bonds, including the value (if any) of bonds in default. Should the issuer of any bond default in the payment of principal or interest, the funds in the Trust may incur additional expenses seeking payment on the defaulted bond. Because amounts (if any) recovered by the funds in payment under the defaulted bond may not be reflected in the value of the fund shares until actually received by the funds, and depending upon when a Unit holder purchases or sells his or her Units, it is possible that a Unit

Page 2

holder would bear a portion of the cost of recovery without receiving any portion of the payment recovered.

High-yield, high-risk bonds are generally subordinated obligations. The payment of principal (and premium, if any), interest and sinking fund requirements with respect to subordinated obligations of an issuer is subordinated in right of payment to the payment of senior obligations of the issuer. Senior obligations generally include most, if not all, significant debt obligations of an issuer, whether existing at the time of issuance of subordinated debt or created thereafter. Upon any distribution of the assets of an issuer with subordinated obligations upon dissolution, total or partial liquidation or reorganization of or similar proceeding relating to the issuer, the holders of senior indebtedness will be entitled to receive payment in full before holders of subordinated indebtedness will be entitled to receive any payment. Moreover, generally no payment with respect to subordinated indebtedness may be made while there exists a default with respect to any senior indebtedness. Thus, in the event of insolvency, holders of senior indebtedness of an issuer generally will recover more, ratably, than holders of subordinated indebtedness of that issuer.

Obligations that are rated lower than BBB by Standard & Poor's, or Baa by Moody's, respectively, should be considered speculative as such ratings indicate a quality of less than investment grade. Investors should carefully review the objective of the High-Yield Corporate Closed-End Portfolio Series and consider their ability to assume the risks involved before making an investment in such Trust.

Page 3
                  Municipal Closed-End Portfolio Series

                                FT Series

PROSPECTUS                           NOTE: THIS PART THREE PROSPECTUS
Part Three                                      MAY ONLY BE USED WITH
Dated August 31, 2000                           PART ONE AND PART TWO

The Trusts consist of diversified portfolios of common stocks (the "Securities") issued by closed-end investment companies. Each Trust invests in a portfolio of closed-end investment companies, the portfolios of which are concentrated in tax-exempt municipal bonds ("Municipal Bonds"). Each Trust seeks to provide investors with federally tax-exempt income and to preserve capital.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   First Trust (registered trademark)

                             1-800-621-9533

                        Portfolio

Objectives.

The objective of each Trust is to provide investors with federally tax-exempt income and to preserve capital. Each Trust seeks to achieve its objective by investing in a diversified portfolio of common stocks of closed-end investment companies ("Closed-End Funds"), the portfolios of which are concentrated in tax-exempt municipal bonds. In selecting Securities for the Trusts, we began by eliminating all tax-exempt municipal Closed-End Funds with net assets, on the Initial Date of Deposit, under $120 million and an indicated yield of less than 6%. We then selected those Closed-End Funds which, on the Initial Date of Deposit, satisfied most, but not necessarily all, of the following factors:

1. Consistent dividend distributions;

2. Manager's average tenure of more than three years;

3. Average credit quality of the underlying assets of at least investment grade;

4. Average Morningstar rating of 3 stars or better; and

5. Five-year annualized total market return that is greater than the total average annual indicated yield.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Alternative Minimum Tax. While distributions of interest from the Trusts are generally exempt from federal income taxes, a portion of such interest may be taken into account in computing the alternative minimum tax.

Municipal Bonds. Each of the Closed-End Funds held by the Trusts invests in tax-exempt municipal bonds. Municipal bonds are debt obligations issued by states or political subdivisions or authorities of states. Municipal bonds are typically designated as general obligation bonds, which are general obligations of a governmental entity that are backed by the taxing power of such entity, or revenue bonds, which are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. Municipal bonds are long-term fixed rate debt obligations that generally decline in value with increases in interest rates, when an issuer's financial condition worsens or when the rating on a bond is decreased. Many municipal bonds may be called or redeemed prior to their stated maturity, an event which is more likely to occur when interest rates fall. In such an occurrence, a Closed-End Fund may not be able to reinvest the money it receives in other bonds that have as high a yield or as long a maturity.

Many municipal bonds are subject to continuing requirements as to the actual use of the bond proceeds or manner of operation of the project financed from bond proceeds that may affect the exemption of interest on such bonds from federal income taxation. The market for municipal bonds is generally less liquid than for other securities and therefore the price of municipal bonds may be more volatile and subject to greater price fluctuations than securities with greater liquidity. In addition, an issuer's ability to make income distributions generally depends on several factors including the financial condition of the issuer and general economic conditions. Any of these factors may negatively impact the price of municipal bonds held by a Closed-End Fund and would therefore impact the price of both the Securities and the Units.

Legislation/Litigation. Litigation regarding any of the issuers of the corporate or municipal bonds owned by such Closed-End Funds or of the industries represented by such issuers, such as litigation affecting the validity of certain municipal bonds or the tax-free nature of the interest thereon, may negatively impact the share prices of these Securities.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for a "wrap fee account" as described below), the maximum sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you may combine same-day purchases of a Trust's Units and units of other similarly structured equity unit trusts for which we act as Principal Underwriter and which are currently in the initial offering period. We will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

If you purchase Units through registered broker/dealers who charge periodic fees for financial planning, investment advisory or asset management services or provide these services as part of an investment account where a comprehensive "wrap fee" charge is imposed, your Units will only be assessed that portion of the sales charge retained by the Sponsor.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the maximum sales charge.

                  Expenses and Charges

Investors will also indirectly pay a portion of the expenses of the underlying Closed-End Funds.

                       Tax Status

Assets of the Trusts.

Each Trust will hold shares of Closed-End Funds qualifying as regulated investment companies ("RICs"). The Municipal Closed-End Portfolio Series is invested in municipal bonds. For purposes of this federal tax discussion, it is assumed that the Securities constitute qualifying shares in regulated investment companies for federal income tax purposes.

See "Tax Status" in Part Two of this prospectus for more information.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                    FIRST TRUST(registered trademark)

                  Municipal Closed-End Portfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                    First Trust (registered trademark)

                              The FT Series

                          Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of the unit investment trust contained in Municipal Closed-End Portfolio Series not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information you should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus.

This Information Supplement is dated August 31, 2000. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
Municipal Bonds                                                2
   Healthcare Revenue Bonds                                    2
   Single Family Mortgage Revenue Bonds                        2
   Multi-Family Mortgage Revenue Bonds                         2
   Water and Sewerage Revenue Bonds                            3
   Electric Utility Revenue Bonds                              3
   Lease Obligation Revenue Bonds                              3
   Industrial Revenue Bonds                                    3
   Transportation Facility Revenue Bonds                       4
   Educational Obligation Revenue Bonds                        4
   Resource Recovery Facility Revenue Bonds                    4
   Discount Bonds                                              4
   Original Issue Discount Bonds                               5
   Zero Coupon Bonds                                           5
   Premium Bonds                                               5

Risk Factors

Securities. The Securities in the Trusts represent shares of closed-end mutual funds which invest in either tax-exempt municipal bonds or high-yield corporate debt obligations. As such, an investment in Units of the Trusts should be made with an understanding of the risks of investing in both closed-end fund shares and municipal bonds or high-yield corporate debt obligations.

Closed-end mutual funds' portfolios are managed and their shares are generally listed on a securities exchange. The net asset value of closed-end fund shares will fluctuate with changes in the value of the underlying securities which the closed-end fund owns. In addition, for various reasons closed-end fund shares frequently trade at a discount from their net asset value in the secondary market. The amount of such discount from net asset value is subject to change from time to time in response to various factors. Closed-end funds' articles of incorporation may contain certain anti-takeover provisions that may have the effect of inhibiting a fund's possible conversion to open-end status and limiting the ability of other persons to acquire control of a fund. In certain circumstances, these provisions might also inhibit the ability of stockholders (including the Trusts) to sell their shares at a premium over prevailing market prices. This characteristic is a risk separate and distinct from the risk that a fund's net asset value will decrease. In particular, this characteristic would increase the loss or reduce the return on the sale of those closed-end fund shares which were purchased by a Trust at a premium. In the unlikely event that a closed-end fund converts to open-end status at a time when its shares are trading at a premium there would be an immediate loss in value to the Trust since shares of open-end funds trade at net asset value. Certain closed-end funds may have in place or may put in place in the future plans pursuant to which the fund may repurchase its own shares in the marketplace. Typically, these plans are put in place in an attempt by a fund's board of directors to reduce a discount on its share price. To the extent such a plan was implemented and shares owned by a Trust are repurchased by a fund, the Trust's position in that fund would be reduced and the cash would be distributed.

The Trusts are prohibited from subscribing to a rights offering for shares of any of the closed-end funds in which they invest. In the event of a rights offering for additional shares of a fund, Unit holders should expect that their Trust will, at the completion of the offer, own a smaller proportional interest in such fund that would otherwise be the case. It is not possible to determine the extent of this dilution in share ownership without knowing what proportion of the shares in a rights offering will be subscribed. This may be particularly serious when the subscription price per share for the offer is less than the fund's net asset value per share. Assuming that all rights are exercised and there is no change in the net asset value per share, the aggregate net asset value of each shareholder's shares of common stock should decrease as a result of the offer. If a fund's subscription price per share is below that fund's net asset value per share at the expiration of the offer, shareholders would experience an immediate dilution of the aggregate net asset value of their shares of common stock as a result of the offer, which could be substantial.

Closed-end funds may utilize leveraging in their portfolios. Leveraging can be expected to cause increased price volatility for those fund's shares, and as a result, increased volatility for the price of the Units of a Trust. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

The following is a discussion of certain of the risks associated with specific types of bonds.

Municipal Bonds.

Certain of the bonds held by the Securities in the Municipal Closed-End Portfolio Series may be general obligations of a governmental entity that are backed by the taxing power of such entity. Other bonds in the funds may be revenue bonds payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds, on the other hand, are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. There are, of course, variations in the security of the different bonds in the funds, both within a particular classification and between classifications, depending on numerous factors. A description of certain types of revenue bonds follows.

Healthcare Revenue Bonds. Certain of the bonds may be healthcare revenue bonds. Ratings of bonds issued for healthcare facilities are sometimes based on feasibility studies that contain projections of occupancy levels, revenues and expenses. A facility's gross receipts and net income available for debt service may be affected by future events and conditions including among other things, demand for services, the ability of the facility to provide the services required, physicians' confidence in the facility, management capabilities, competition with other hospitals, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, government regulation, the cost and possible unavailability of malpractice insurance and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third party payor programs. Pursuant to recent Federal legislation, Medicare reimbursements are currently calculated on a prospective basis utilizing a single nationwide schedule of rates. Prior to such legislation Medicare reimbursements were based on the actual costs incurred by the health facility. The current legislation may adversely affect reimbursements to hospitals and other facilities for services provided under the Medicare program.

Single Family Mortgage Revenue Bonds. Certain of the bonds may be single family mortgage revenue bonds, which are issued for the purpose of acquiring from originating financial institutions notes secured by mortgages on residences located within the issuer's boundaries and owned by persons of low or moderate income. Mortgage loans are generally partially or completely prepaid prior to their final maturities as a result of events such as sale of the mortgaged premises, default, condemnation or casualty loss. Because these bonds are subject to extraordinary mandatory redemption in whole or in part from such prepayments of mortgage loans, a substantial portion of such bonds will probably be redeemed prior to their scheduled maturities or even prior to their ordinary call dates. The redemption price of such issues may be more or less than the offering price of such bonds. Extraordinary mandatory redemption without premium could also result from the failure of the originating financial institutions to make mortgage loans in sufficient amounts within a specified time period or, in some cases, from the sale by the bond issuer of the mortgage loans. Failure of the originating financial institutions to make mortgage loans would be due principally to the interest rates on mortgage loans funded from other sources becoming competitive with the interest rates on the mortgage loans funded with the proceeds of the single family mortgage revenue bonds. Additionally, unusually high rates of default on the underlying mortgage loans may reduce revenues available for the payment of principal of or interest on such mortgage revenue bonds. Single family mortgage revenue bonds issued after December 31, 1980 were issued under
Section 103A of the Internal Revenue Code, which Section contains certain ongoing requirements relating to the use of the proceeds of such bonds in order for the interest on such bonds to retain its tax-exempt status. In each case, the issuer of the bonds has covenanted to comply with applicable ongoing requirements and bond counsel to such issuer has issued an opinion that the interest on the bonds is exempt from Federal income tax under existing laws and regulations. There can be no assurances that the ongoing requirements will be met. The failure to meet these requirements could cause the interest on the bonds to become taxable, possibly retroactively from the date of issuance.

Multi-Family Mortgage Revenue Bonds. Certain of the bonds may be obligations of issuers whose revenues are primarily derived from mortgage loans to housing projects for low to moderate income families.

The ability of such issuers to make debt service payments will be affected by events and conditions affecting financed projects, including, among other things, the achievement and maintenance of sufficient occupancy levels and adequate rental income, increases in taxes, employment and income conditions prevailing in local labor markets, utility costs and other operating expenses, the managerial ability of project managers, changes in laws and governmental regulations, the appropriation of subsidies and social and economic trends affecting the localities in which the projects are located. The occupancy of housing projects may be adversely affected by high rent levels and income limitations imposed under Federal and state programs. Like single family mortgage revenue bonds, multi-family mortgage revenue bonds are subject to redemption and call features, including extraordinary mandatory redemption features, upon prepayment, sale or non-origination of mortgage loans as well as upon the occurrence of other events. Certain issuers of single or multi-family housing bonds have considered various ways to redeem bonds they have issued prior to the stated first redemption dates for such bonds. In one situation the New York City Housing Development Corporation, in reliance on its interpretation of certain language in the indenture under which one of its bond issues was created, redeemed all of such issue at par in spite of the fact that such indenture provided that the first optional redemption was to include a premium over par and could not occur prior to 1992.

Water and Sewerage Revenue Bonds. Certain of the bonds may be obligations of issuers whose revenues are derived from the sale of water and/or sewerage services. Water and sewerage bonds are generally payable from user fees. Problems faced by such issuers include the ability to obtain timely and adequate rate increases, population decline resulting in decreased user fees, the difficulty of financing large construction programs, the limitations on operations and increased costs and delays attributable to environmental considerations, the increasing difficulty of obtaining or discovering new supplies of fresh water, the effect of conservation programs and the impact of "no-growth" zoning ordinances. All of such issuers have been experiencing certain of these problems in varying degrees.

Electric Utility Revenue Bonds. Certain of the bonds may be obligations of issuers whose revenues are primarily derived from the sale of electric energy. Utilities are generally subject to extensive regulation by state utility commissions which, among other things, establish the rates which may be charged and the appropriate rate of return on an approved asset base. The problems faced by such issuers include the difficulty in obtaining approval for timely and adequate rate increases from the governing public utility commission, the difficulty in financing large construction programs, the limitations on operations and increased costs and delays attributable to environmental considerations, increased competition, recent reductions in estimates of future demand for electricity in certain areas of the country, the difficulty of the capital market in absorbing utility debt, the difficulty in obtaining fuel at reasonable prices and the effect of energy conservation. All of such issuers have been experiencing certain of these problems in varying degrees. In addition, Federal, state and municipal governmental authorities may from time to time review existing and impose additional regulations governing the licensing, construction and operation of nuclear power plants, which may adversely affect the ability of the issuers of such bonds to make payments of principal and/or interest on such bonds.

Lease Obligation Revenue Bonds. Certain of the bonds may be lease obligations issued for the most part by governmental authorities that have no taxing power or other means of directly raising revenues. Rather, the governmental authorities are financing vehicles created solely for the construction of buildings (schools, administrative offices, convention centers and prisons, for example) or the purchase of equipment (police cars and computer systems, for example) that will be used by a state or local government (the "lessee"). Thus, these obligations are subject to the ability and willingness of the lessee government to meet its lease rental payments which include debt service on the obligations. Lease obligations are subject, in almost all cases, to the annual appropriation risk, i.e., the lessee government is not legally obligated to budget and appropriate for the rental payments beyond the current fiscal year. These obligations are also subject to construction and abatement risk in many states-rental obligations cease in the event that delays in building, damage, destruction or condemnation of the project prevents its use by the lessee. In these cases, insurance provisions designed to alleviate this risk become important credit factors. In the event of default by the lessee government, there may be significant legal and/or practical difficulties involved in the re-letting or sale of the project. Some of these issues, particularly those for equipment purchase, contain the so-called "substitution safeguard," which bars the lessee government, in the event it defaults on its rental payments, from the purchase or use of similar equipment for a certain period of time. This safeguard is designed to insure that the lessee government will appropriate, even though it is not legally obligated to do so, but its legality remains untested in most, if not all, states.

Industrial Revenue Bonds. Certain of the bonds may be industrial revenue bonds ("IRBs"), including pollution control revenue bonds, which are tax-exempt securities issued by states, municipalities, public authorities or similar entities to finance the cost of acquiring, constructing or improving various industrial projects. These projects are usually operated by corporate entities. Issuers are obligated only to pay amounts due on the IRBs to the extent that funds are available from the unexpended proceeds of the IRBs or receipts or revenues of the issuer under an arrangement between the issuer and the corporate operator of a project. The arrangement may be in the form of a lease, installment sale agreement, conditional sale agreement or loan agreement, but in each case the payments to the issuer are designed to be sufficient to meet the payments of amounts due on the IRBs. Regardless of the structure, payment of IRBs is solely dependent upon the creditworthiness of the corporate operator of the project or corporate guarantor. Corporate operators or guarantors may be affected by many factors which may have an adverse impact on the credit quality of the particular company or industry. These include cyclicality of revenues and earnings, regulatory and environmental restrictions, litigation resulting from accidents or environmentally-caused illnesses, extensive competition and financial deterioration resulting from a complete restructuring pursuant to a leveraged buy-out, takeover or otherwise. Such a restructuring may result in the operator of a project becoming highly leveraged which may impact on such operator's creditworthiness, which in turn would have an adverse impact on the rating and/or market value of such bonds. Further, the possibility of such a restructuring may have an adverse impact on the market for and consequently the value of such bonds, even though no actual takeover or other action is ever contemplated or affected. The IRBs in a fund may be subject to special or extraordinary redemption provisions which may provide for redemption at par or, with respect to original issue discount bonds, at issue price plus the amount of original issue discount accreted to the redemption date plus, if applicable, a premium. The Sponsor cannot predict the causes or likelihood of the redemption of IRBs or other bonds in the funds prior to the stated maturity of such bonds.

Transportation Facility Revenue Bonds. Certain of the bonds may be obligations which are payable from and secured by revenues derived from the ownership and operation of facilities such as airports, bridges, turnpikes, port authorities, convention centers and arenas. The major portion of an airport's gross operating income is generally derived from fees received from signatory airlines pursuant to use agreements which consist of annual payments for leases, occupancy of certain terminal space and service fees. Airport operating income may therefore be affected by the ability of the airlines to meet their obligations under the use agreements. The air transport industry is experiencing significant variations in earnings and traffic, due to increased competition, excess capacity, increased costs, deregulation, traffic constraints and other factors, and several airlines are experiencing severe financial difficulties. The Sponsor cannot predict what effect these industry conditions may have on airport revenues which are dependent for payment on the financial condition of the airlines and their usage of the particular airport facility. Similarly, payment on bonds related to other facilities is dependent on revenues from the projects, such as user fees from ports, tolls on turnpikes and bridges and rents from buildings. Therefore, payment may be adversely affected by reduction in revenues due to such factors as increased cost of maintenance, decreased use of a facility, lower cost of alternative modes of transportation, scarcity of fuel and reduction or loss of rents.

Educational Obligation Revenue Bonds. Certain of the bonds may be obligations of issuers which are, or which govern the operation of, schools, colleges and universities and whose revenues are derived mainly from ad valorem taxes, or for higher education systems, from tuition, dormitory revenues, grants and endowments. General problems relating to school bonds include litigation contesting the state constitutionality of financing public education in part from ad valorem taxes, thereby creating a disparity in educational funds available to schools in wealthy areas and schools in poor areas. Litigation or legislation on this issue may affect the sources of funds available for the payment of school bonds in the funds. General problems relating to college and university obligations would include the prospect of a declining percentage of the population consisting of "college" age individuals, possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of Federal grants and state funding and new government legislation or regulations which may adversely affect the revenues or costs of such issuers. All of such issuers have been experiencing certain of these problems in varying degrees.

Resource Recovery Facility Revenue Bonds. Certain of the bonds may be obligations which are payable from and secured by revenues derived from the operation of resource recovery facilities. Resource recovery facilities are designed to process solid waste, generate steam and convert steam to electricity. Resource recovery bonds may be subject to extraordinary optional redemption at par upon the occurrence of certain circumstances, including but not limited to: destruction or condemnation of a project; contracts relating to a project becoming void, unenforceable or impossible to perform; changes in the economic availability of raw materials, operating supplies or facilities necessary for the operation of a project or technological or other unavoidable changes adversely affecting the operation of a project; administrative or judicial actions which render contracts relating to the projects void, unenforceable or impossible to perform; or impose unreasonable burdens or excessive liabilities. The Sponsor cannot predict the causes or likelihood of the redemption of resource recovery bonds in the funds prior to the stated maturity of the Bonds.

Discount Bonds. Certain of the bonds held by the Securities in the Municipal Closed-End Portfolio Series may have been acquired at a market discount from par value at maturity. The coupon interest rates on the discount bonds at the time they were purchased and deposited in the funds were lower than the current market interest rates for newly issued bonds of comparable rating and type. If such interest rates for newly issued comparable bonds increase, the market discount of previously issued bonds will become greater, and if such interest rates for newly issued comparable bonds decline, the market discount of previously issued bonds will be reduced, other things being equal. Investors should also note that the value of bonds purchased at a market discount will increase in value faster than bonds purchased at a market premium if interest rates decrease. Conversely, if interest rates increase, the value of bonds purchased at a market discount will decrease faster than bonds purchased at a market premium. In addition, if interest rates rise, the prepayment risk of higher yielding, premium bonds and the prepayment benefit for lower yielding, discount bonds will be reduced. A discount bond held to maturity will have a larger portion of its total return in the form of taxable income and capital gain and less in the form of tax-exempt interest income than a comparable bond newly issued at current market rates. Market discount attributable to interest changes does not indicate a lack of market confidence in the issue. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the bonds.

Original Issue Discount Bonds. Certain of the bonds held by the Securities in the Municipal Closed-End Portfolio Series may be original issue discount bonds. Under current law, the original issue discount, which is the difference between the stated redemption price at maturity and the issue price of the bonds, is deemed to accrue on a daily basis and the accrued portion is treated as tax-exempt interest income for Federal income tax purposes. On sale or redemption, any gain realized that is in excess of the earned portion of original issue discount will be taxable as capital gain unless the gain is attributable to market discount in which case the accretion of market discount is taxable as ordinary income. The current value of an original issue discount bond reflects the present value of its stated redemption price at maturity. The market value tends to increase in greater increments as the bonds approach maturity.

Zero Coupon Bonds. Certain of the original issue discount bonds may be zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital appreciation bonds, capital accumulator bonds, compound interest bonds and money discount maturity payment bonds). Zero coupon bonds do not provide for the payment of any current interest and generally provide for payment at maturity at face value unless sooner sold or redeemed. Zero coupon bonds may be subject to more price volatility than conventional bonds. While some types of zero coupon bonds, such as multipliers and capital appreciation bonds, define par as the initial offering price rather than the maturity value, they share the basic zero coupon bond features of (1) not paying interest on a semi-annual basis and (2) providing for the reinvestment of the bond's semi-annual earnings at the bond's stated yield to maturity. While zero coupon bonds are frequently marketed on the basis that their fixed rate of return minimizes reinvestment risk, this benefit can be negated in large part by weak call protection, i.e., a bond's provision for redemption at only a modest premium over the accreted value of the bond.

Premium Bonds. Certain of the bonds held by the Securities in the Municipal Closed-End Portfolio Series may have been acquired at a market premium from par value at maturity. The coupon interest rates on the premium bonds at the time they were purchased by the fund were higher than the current market interest rates for newly issued bonds of comparable rating and type. If such interest rates for newly issued and otherwise comparable bonds decrease, the market premium of previously issued bonds will be increased, and if such interest rates for newly issued comparable bonds increase, the market premium of previously issued bonds will be reduced, other things being equal. The current returns of bonds trading at a market premium are initially higher than the current returns of comparable bonds of a similar type issued at currently prevailing interest rates because premium bonds tend to decrease in market value as they approach maturity when the face amount becomes payable. Because part of the purchase price is thus returned not at maturity but through current income payments, early redemption of a premium bond at par or early prepayments of principal will result in a reduction in yield. Redemption pursuant to call provisions generally will, and redemption pursuant to sinking fund provisions may, occur at times when the redeemed bonds have an offering side valuation which represents a premium over par or for original issue discount bonds a premium over the accreted value.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors


                               S-1

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 397 HIGH-YIELD CLOSED-END PORTFOLIO, SERIES 2 MUNICIPAL CLOSED-END PORTFOLIO, SERIES 2, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on April 27, 2001.

                     FT 397
                     HIGH-YIELD CLOSED-END PORTFOLIO, SERIES 2
                       MUNICIPAL CLOSED-END PORTFOLIO, SERIES 2
                                    (Registrant)
                     ByNIKE SECURITIES L.P.
                                    (Depositor)


                     ByRobert M. Porcellino
                      Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title                      Date

David J. Allen        Sole Director of    )
                      Nike Securities     )
                        Corporation,      )    April 27, 2001
                    the General Partner   )
                  of Nike Securities L.P. )
                                          )
                                          )    Robert M. Porcellino
                                          )    Attorney-in-Fact**


* The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.

                               S-2

                  INDEPENDENT AUDITORS CONSENT


We consent to the use in this Post-Effective Amendment to this Registration Statement of FT Series of our report dated April 16, 2001 appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under the heading "Experts" in such Prospectus.



Chicago, Illinois
April 27, 2001